Equity Compensation Plans (2010 Equity Compensation Plan, Fair Value Assumptions) (Details) (2010 Equity Compensation Plan [Member], Stock Options [Member], USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of ordinary shares ($)	$ 0		$ 0.0116
Exercise price ($)	$ 0		$ 0.0116
Expected volatility (%)	0.00%	94.00%	100.00%
Expected dividend yield (%)	0.00%	0.00%	0.00%
Expected term (years)	0 years	3 years 6 months	3 years 6 months
Risk-free interest rate (per annum) (%)	0.00%		1.2425%
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of ordinary shares ($)		$ 0.0106
Exercise price ($)		$ 0.0103
Risk-free interest rate (per annum) (%)		1.3445%
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of ordinary shares ($)		$ 0.0131
Exercise price ($)		$ 0.0113
Risk-free interest rate (per annum) (%)		1.3843%